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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]: Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Chieftain Capital Management, Inc.

Address: 12 East 49th Street, New York, New York 10017

Form 13F File Number: 28-1658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas D. Stern
Title: Managing Director
Phone: (212) 421-9760

Signature, Place, and Date of Signing:


/s/ Thomas D. Stern                     New York, New York   February 14, 2006
-------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 6

Form 13F Information Table Value Total: $2,908,236 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

                          COLUMN 2                COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
COLUMN 1                  --------   COLUMN 3    ---------    -------------------  ----------  --------   -----------------------
--------                  TITLE OF  -----------    VALUE      SHRS OR   SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER              CLASS      CUSIP     (x $1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE     SHARED  NONE
--------------            --------  -----------  ---------  ----------  ---  ----  ----------  --------  ----------  ------  ----
COMCAST CORP NEW          CL A SPL  20030N 20 0   908,907   35,379,816   SH           SOLE               35,379,816
LABORATORY CORP AMER
   HOLDINGS               COM NEW   50540R 40 9   535,469    9,943,708   SH           SOLE                9,943,708
AMERICAN TOWER CORP       CL A      029912 20 1   517,806   19,107,237   SH           SOLE               19,107,237
CAREMARK RX INC           COM       141705 10 3   489,571    9,453,000   SH           SOLE                9,453,000
FEDERAL HOME LN MTG CORP  COM       313400 30 1   354,874    5,430,365   SH           SOLE                5,430,365
UNITEDHEALTH GROUP INC    COM       91324P 10 2   101,609    1,635,161   SH           SOLE                1,635,161